CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ConvertibleDebenturesFinancingLineItemLineItems [Line Items]
Opening Balance	$ 503,921	$ 458,350	$ 128,837
Gross proceeds to allocate			250,000
Accretion of discount	(11,024)	571	34,924
Interest accrued	45,000	45,000	44,589
Ending Balance	537,897	503,921	458,350
Liability Component
ConvertibleDebenturesFinancingLineItemLineItems [Line Items]
Opening Balance	470,215	424,644	123,125
Gross proceeds to allocate			222,006
Accretion of discount	(11,024)	571	34,924
Interest accrued	45,000	45,000	44,589
Ending Balance	504,191	470,215	424,644
Equity Component
ConvertibleDebenturesFinancingLineItemLineItems [Line Items]
Opening Balance	33,706	33,706	5,712
Gross proceeds to allocate			27,994
Accretion of discount	0	0	0
Interest accrued	0	0	0
Ending Balance	$ 33,706	$ 33,706	$ 33,706